Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The Company recorded goodwill of $0.6 million as of December 31, 2016 and 2015. The Company performed its annual assessment of goodwill for impairment during the fourth quarter 2016, and based on the Company’s analysis of the qualitative factors in ASC 350, management identified several adverse conditions that could potentially indicate that it is more likely than not that the Company’s goodwill was impaired.  Due to the Company's negative shareholders' equity as of December 31, 2016, the Company continued directly to Step 2 of the goodwill impairment test and assigned fair values to its assets and liabilities (both recognized and unrecognized) and compared that to the equity value of the Company, with the difference resulting in the implied fair value of goodwill.  The equity value of the Company was determined using the market capitalization and stock price as of the assessment date. In comparing the implied fair value of goodwill with the carrying value, the Company concluded that goodwill was not impaired as of December 31, 2016. There was also no impairment charges recorded for goodwill during the year ended December 31, 2015.

Intangible assets subject to amortization are amortized on a straight-line basis, with the estimated useful life for the wellness portal and customer relationships as 4 years and 8 years, respectively. Intangible assets are summarized in the table below:

	December 31, 2016			December 31, 2015
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net
Portal	$4,151	$1,770	$2,381	$4,151	$732	$3,419
Customer relationships	2,097	447	1,650	2,097	185	1,912
Total	$6,248	$2,217	$4,031	$6,248	$917	$5,331

Amortization expense for the years ended December 31, 2016 and 2015 was $1.3 million and $0.9 million, respectively.

Estimated aggregate amortization expense for each of the next five years is as follows:

(in thousands)
Year ending December 31,
2017	$1,300
2018	1,300
2019	565
2020	262
2021	262

Based on the Company's recent financial performance and negative shareholders' equity, management determined a review of impairment of the Company's long-lived intangible assets was necessary during the fourth quarter 2016. The Company performed an assessment of the recoverability of the long-lived intangible assets and determined they were recoverable, and thus no impairment charge for long-lived intangible assets was required at December 31, 2016. There were also no impairment charges for long-lived intangible assets recorded during the year ended December 31, 2015.